Summary of Non Vested Shares (Detail) (JPY ¥)	12 Months Ended
Dec. 31, 2012
Shares
Nonvested at beginning of year	1,768,000
Vested	(848,000)
Forfeited	(182,000)
Nonvested at end of year	738,000
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	¥ 878
Vested	¥ 988
Forfeited	¥ 796
Nonvested at end of year	¥ 772